BUSINESS ACQUISITIONS AND GOODWILL (Details - Purchase price allocation) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Dec. 19, 2020
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 950,959	$ 951,346
MTM Animation [Member]
Restructuring Cost and Reserve [Line Items]
Working capital acquired			$ 896,848
Short-term investment			55,816
Furniture and equipment			74,184
Intangible assets			792,146
ROU assets			954,475
Lease liability			(954,475)
Deferred revenue			(290,973)
Deferred tax liabilities			(209,919)
Payable to minority interest holders			(467,638)
Noncontrolling interest			(424,316)
Goodwill			1,030,399
Total consideration			$ 1,456,546